Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Earnings before taxes and non-controlling interest	$ 33,188	$ 182,485
Statutory Canadian income tax rate (percent)	27.00%	26.00%
Income tax expense based on above rates	$ 8,961	$ 47,446
Increase (decrease) due to:
Non-deductible expenditures	3,929	4,618
Foreign tax rate differences	(2,160)	3,644
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	3,372	2,051
- Other deferred tax assets	1,168	(10,752)
Non-taxable portion of net earnings of affiliates	(3,254)	(4,055)
Tax on sale of royalty	0	1,400
Effect of other taxes paid (mining and withholding)	14,371	20,065
Effect of foreign exchange on tax expense	1,611	(3,928)
Non-taxable impact of foreign exchange	(351)	2,937
Change in current tax expense estimated for prior years	(5,030)	(3,503)
Other	(1,470)	(889)
Income taxes expense	$ (21,147)	$ (59,034)
Effective income tax rate (percent)	63.72%	32.35%